Commitments	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Commitments

Note 6 – Commitments:

Effective September 15, 2008, the Company entered into a two (2) year lease for office space in a property located in Athens, Greece. The lease called for monthly rent in the amount of $3,365 (€2,540) plus applicable taxes and was to expire September 14, 2010. During the fiscal year 2009, the company paid total $27,983 (€20,320) plus applicable taxes and utilities. The lease was terminated on April 14, 2009.

On April 15, 2009, the Company entered into a four (4) year lease agreement for office space in a property located in Athens, Greece.  The lease calls for monthly rent in the amount of $1,439 (€1,000) plus applicable taxes, increasing to €1,150 in year 2 and escalating by 5% per annum for the final two years. The lease commenced on May 1, 2009 and expires on April 30, 2013. During the fiscal year 2011, the company paid two months rent in the amount of  $2,580 (2010 - $16,645) plus applicable taxes and utilities, leaving $15,111 in arrears reflected on the Company’s balance sheet as Accounts payable. The lease payments for each of the succeeding fiscal years are as follows:

2012	21,113
2013	22,168
$43,281

As at July 31, 2011 the Company is in default of the terms of the lease.